US Securities Exchange Commission

Division of Corporation Finance

Mail Stop 0306

450 Fifth Street, N.W.

Washington, D.C. 20549

Attn: Ms. Jeanne Bennett

Re: CardioDynamics International Corporation (File Number 0-11868)

Form 8-K/A dated May 2, 2005 amending Form 8-K dated April 21, 2005

Ladies and Gentlemen

In response to staff comments, registrant has filed herewith the CardioDynamics International Corporation Form 8-K/A amending its Current Report on 8-K dated April 21, 2005 to clarify that it dismissed KPMG as it independent auditing firm. In this regard, registrant acknowledges that:

•	the registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•	staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

•	the registrant may not assert staff comments as a defense in any proceedings initiated by the Commission or any person under the federal securities laws of the United States.

Sincerely,

CARDIODYNAMICS INTERNATIONAL CORPORATION

Stephen P. Loomis

Chief Financial Officer

6175 Nancy Ridge Drive, San Diego, California 92121

Phone: 858-535-0202 / 800-778-4825 • Fax: 858-623-0408

www.cdic.com • Email: customer-service@cdic.com